Capital Management (Tables)	12 Months Ended
Dec. 31, 2023
Capital Management [Abstract]
Schedule of Gearing Ratios	The gearing ratios at December 31, 2023 and 2022 were as follows:
	December 31, 2023	December 31, 2022
Total borrowings	$25,089,421	$23,853,619
Less: Cash and cash equivalents	(5,306,857)	(22,996,377)
Net debt	19,782,564	857,242
Total equity	54,151,733	28,543,183
Total capital	$73,934,297	$29,400,425
Gearing ratio	27%	3%